Commitments and Contingencies - Minimum Balances Attributable to Net Working Interest (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
June 30, 2015 [Member]
Asset retirement obligations
Minimum balances attributable to net working interest	$ 72,450	$ 72,450
June 30, 2016 [Member]
Asset retirement obligations
Minimum balances attributable to net working interest	76,590	76,590
December 31, 2016 [Member]
Asset retirement obligations
Minimum balances attributable to net working interest	$ 78,660	$ 78,660